PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2019
Description of property and equipment, net
	December 31, 2019	December 31, 2018
Office equipment and furniture	$27,941	$27,848
Electronic equipment	87,176	70,964
Transportation vehicles	218,147	221,014
Leasehold improvement	46,128	78,127
Subtotal	379,392	397,953
Less: accumulated depreciation	(301,610)	(296,748)
Property and equipment, net	$77,782	$101,205